RISKS AND UNCERTAINTIES (Details Narrative) - CNY (¥)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	21.90%	21.30%	20.50%	18.90%	19.50%	17.80%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.30%	15.50%	15.90%	17.50%	17.30%	15.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	15.40%	15.60%	14.60%	14.50%	14.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.40%	14.00%	14.50%	14.10%	14.20%	12.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.95%	11.40%	12.30%	11.40%	11.10%	12.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top 10 Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	99.10%	98.10%	99.20%	96.70%	97.50%	98.50%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Four Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	47.70%	46.30%	47.20%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				25.10%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					10.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Three Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					11.20%	37.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			26.20%		25.70%	18.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			24.30%		18.60%	16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			14.50%		12.50%	13.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			11.50%		11.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					11.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Six [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					10.20%
Maximum [Member]
Concentration Risk [Line Items]
Bank deposits	¥ 500,000		¥ 500,000		¥ 500,000